Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and industry peers:

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company TSR	Peer Group TSR(3)	Net Investment Income ($ in thousands)	NAV Per Share
2023	$1,925,000.00	$1,925,000.00	$890,000.00	$890,000.00	213.27	176.69	6,510	$70.75
2022	$1,181,921.00	$1,181,921.00	$614,928.00	$614,928.00	196.27	131.45	3,431	$57.49
2021	$774,223.85	$774,223.85	$472,307.69	$472,307.69	240.61	154.34	18,523	$57.08

____________

(1)      For each of fiscal year 2022 and 2023, the PEO was David A. Lorber and the non-PEO NEO was Ellida McMillan. On January 1, 2021, the Company completed the Internalization, prior to which there was a different PEO and non-PEO NEO. Effective January 1, 2021, Mr. Lorber became the PEO and Ms. McMillan became the non-PEO NEO and the prior PEO and non-PEO NEO (concurrently with the Company commencing operations under an internalized management structure) ceased serving in such roles. The prior PEO and non-PEO NEO were not employees of the Company, and the Company did not directly compensate them.

(2)      No adjustments are applicable pursuant to Item 402(v)(2)(iii) of Regulation S-K.

(3)      The “peer group” for Total Shareholder Return (“TSR”) is the S&P BDC Index.

Company Selected Measure Name		TSR
Named Executive Officers, Footnote		For each of fiscal year 2022 and 2023, the PEO was David A. Lorber and the non-PEO NEO was Ellida McMillan. On January 1, 2021, the Company completed the Internalization, prior to which there was a different PEO and non-PEO NEO. Effective January 1, 2021, Mr. Lorber became the PEO and Ms. McMillan became the non-PEO NEO and the prior PEO and non-PEO NEO (concurrently with the Company commencing operations under an internalized management structure) ceased serving in such roles. The prior PEO and non-PEO NEO were not employees of the Company, and the Company did not directly compensate them.
PEO Total Compensation Amount	[1]	$ 1,925,000	$ 1,181,921	$ 774,223.85
PEO Actually Paid Compensation Amount	[2]	1,925,000	1,181,921	774,223.85
Non-PEO NEO Average Total Compensation Amount	[1]	890,000	614,928	472,307.69
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 890,000	614,928	472,307.69
Adjustment to Non-PEO NEO Compensation Footnote

The executive compensation actually paid by the Company to the PEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $774,223.85 to $1,925,000.00, or 148.6%. The executive compensation actually paid by the Company to the non-PEO NEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $472,307.69 to $890,000.00, or 88.4%. For the same period, cumulative total shareholder return of the Company was 113.27%, compared with the cumulative total shareholder return of the S&P BDC Index of 76.69%. For the same period, net investment income decreased from $18,522,719 to $6,510,166, or 64.9%, and net asset value per share increased from $57.08 to $70.75, or 23.9%.

Compensation Actually Paid vs. Total Shareholder Return

The executive compensation actually paid by the Company to the PEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $774,223.85 to $1,925,000.00, or 148.6%. The executive compensation actually paid by the Company to the non-PEO NEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $472,307.69 to $890,000.00, or 88.4%. For the same period, cumulative total shareholder return of the Company was 113.27%, compared with the cumulative total shareholder return of the S&P BDC Index of 76.69%. For the same period, net investment income decreased from $18,522,719 to $6,510,166, or 64.9%, and net asset value per share increased from $57.08 to $70.75, or 23.9%.

Compensation Actually Paid vs. Net Income

The executive compensation actually paid by the Company to the PEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $774,223.85 to $1,925,000.00, or 148.6%. The executive compensation actually paid by the Company to the non-PEO NEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $472,307.69 to $890,000.00, or 88.4%. For the same period, cumulative total shareholder return of the Company was 113.27%, compared with the cumulative total shareholder return of the S&P BDC Index of 76.69%. For the same period, net investment income decreased from $18,522,719 to $6,510,166, or 64.9%, and net asset value per share increased from $57.08 to $70.75, or 23.9%.

Compensation Actually Paid vs. Company Selected Measure

The executive compensation actually paid by the Company to the PEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $774,223.85 to $1,925,000.00, or 148.6%. The executive compensation actually paid by the Company to the non-PEO NEO during the three-year period from October 1, 2020 to September 30, 2023 increased from $472,307.69 to $890,000.00, or 88.4%. For the same period, cumulative total shareholder return of the Company was 113.27%, compared with the cumulative total shareholder return of the S&P BDC Index of 76.69%. For the same period, net investment income decreased from $18,522,719 to $6,510,166, or 64.9%, and net asset value per share increased from $57.08 to $70.75, or 23.9%.

Total Shareholder Return Vs Peer Group		The “peer group” for Total Shareholder Return (“TSR”) is the S&P BDC Index.
Tabular List, Table

Restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. The Compensation Committee instead considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for the NEOs. Subject to the restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:

•        Net asset value per share

•        Net asset value

•        Net investment income per share

Total Shareholder Return Amount		$ 213.27	196.27	240.61
Peer Group Total Shareholder Return Amount	[3]	176.69	131.45	154.34
Net Income (Loss)		$ 6,510	$ 3,431	$ 18,523
Company Selected Measure Amount		70.75	57.49	57.08
Measure:: 1
Pay vs Performance Disclosure
Name		Net asset value per share
Measure:: 2
Pay vs Performance Disclosure
Name		Net asset value
Measure:: 3
Pay vs Performance Disclosure
Name		Net investment income per share
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,925,000
PEO Name		David A. Lorber
NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount		$ 890,000

[1]	For each of fiscal year 2022 and 2023, the PEO was David A. Lorber and the non-PEO NEO was Ellida McMillan. On January 1, 2021, the Company completed the Internalization, prior to which there was a different PEO and non-PEO NEO. Effective January 1, 2021, Mr. Lorber became the PEO and Ms. McMillan became the non-PEO NEO and the prior PEO and non-PEO NEO (concurrently with the Company commencing operations under an internalized management structure) ceased serving in such roles. The prior PEO and non-PEO NEO were not employees of the Company, and the Company did not directly compensate them.
[2]	No adjustments are applicable pursuant to Item 402(v)(2)(iii) of Regulation S-K.
[3]	The “peer group” for Total Shareholder Return (“TSR”) is the S&P BDC Index.